Cash and due from banks at amortized cost - Restricted due from banks at amortized cost (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Restricted due from banks at amortized cost [Line Items]
Restricted due from banks at amortized cost, total	₩ 18,259,001	₩ 24,618,870
Denominated in Korean won
Restricted due from banks at amortized cost [Line Items]
Reserve deposits	8,164,072	11,594,266
Other	1,727,588	1,978,415
Restricted due from banks at amortized cost, total	9,891,660	13,572,681
Denominated in foreign currency
Restricted due from banks at amortized cost [Line Items]
Deposits	₩ 8,367,341	₩ 11,046,189